Cash and Cash Equivalents (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents [Abstract]
Time Deposits	$ 13,129	$ 25,281
Money Market Funds	823	2,093
Restricted cash held in retention and pledged accounts	28,700	7,642
Quarantee for a claim related to an owned vessel	829	826
Restricted cash	$ 29,529	$ 8,468